Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Inventories
Finished goods	£ 2,876,000	£ 2,792,000	£ 2,080,000
Cost of inventory recognized during the period	£ 7,263,000	£ 3,211,000	£ 5,061,000